GEOGRAPHICAL INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical Information
Oil and natural gas sales, net of royalties	$ 1,254,806	$ 1,292,736	$ 920,693
Depletion, depreciation and accretion	356,830	304,274	250,774
Property, plant and equipment	1,567,606	1,307,071	900,031
Deferred income tax asset	372,502	465,124	569,937
Goodwill	194,015	654,799	638,878
Long term income tax receivable	13,852	27,195	50,108
Canada
Geographical Information
Oil and natural gas sales, net of royalties	177,299	198,263	227,031
Depletion, depreciation and accretion	59,936	58,333	89,936
Property, plant and equipment	259,514	262,159	246,604
Deferred income tax asset	185,880	196,903	200,818
Goodwill		451,121	451,121
U.S.
Geographical Information
Oil and natural gas sales, net of royalties	1,077,507	1,094,473	693,662
Depletion, depreciation and accretion	296,894	245,941	160,838
Property, plant and equipment	1,308,092	1,044,912	653,427
Deferred income tax asset	186,622	268,221	369,119
Goodwill	194,015	203,678	187,757
Long term income tax receivable	$ 13,852	$ 27,195	$ 50,108